                                                      OMB APPROVAL
                                          --------------------------------------
                                           OMB Number:                 3235-0006
                                          --------------------------------------
                                           Expires:            February 28, 1997
                                          --------------------------------------
                                           Estimated average burden
                                           hours per response              24.60

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                   FORM 13F
                               -----------------

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 2005

               (Please read instructions before preparing form.)

If amended report check here: [_]

Brian C. Broderick
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Hemenway & Barnes       60 State Street       Boston,       MA       02109
--------------------------------------------------------------------------------
Business Address         (Street)             (City)      (State)    (Zip)

(617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

--------------------------------------------------------------------------------
                                   ATTENTION
  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
--------------------------------------------------------------------------------

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of February, 2006.

                                          Brian C. Broderick
                                          ___________________________________
                                          (Name of Institutional Investment
                                            Manager)

                                          ___________________________________
                                          (Manual Signature of Person Duly
                                            Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                      13F File No.: Name:                 13F File No.:
----------------------------------------------------------------------------
1. John M. Cornish           28-5362     6. Michael J. Puzo      28-06165
----------------------------------------------------------------------------
2. Michael B. Elefante       28-06281    7. Kurt F. Somerville   28-10379
----------------------------------------------------------------------------
3. Roy A. Hammer             28-5798     8.
----------------------------------------------------------------------------
4. Stephen W. Kidder (35)*   28-11134    9.
----------------------------------------------------------------------------
5. Lawrence T. Perera        28-06167    10.
----------------------------------------------------------------------------

*  Refers to manager number on attached detail in Item 7.

                                                                                          Page 1
                                                                              SEC FILE #
 AS OF: DECEMBER 31, 2005                        FORM 13F              BRIAN C. BRODERICK/28-11136
 ------------------------  --------- --------------------------------- -------------------------
                                                                                      ITEM 8:
                                                  ITEM 5:    ITEM 6:              VOTING AUTHORITY
                 ITEM 2:    ITEM 3:    ITEM 4:   SHARES OR INVESTMENT             ----------------
    ITEM 1:      TITLE OF    CUSIP   FAIR MARKET PRINCIPAL DISCRETION  ITEM 7:    (A)   (B)   (C)
 NAME OF ISSUER   CLASS     NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS   SOLE SHARES NONE
 --------------  --------- --------- ----------- --------- ----------- --------   ---- ------ ----
ABBOTT LABS      COMMON                                        xx                        2448
                 STOCK     002824100    453366      11498      xx         35             9050

ALBERTO CULVER   COMMON                                        xx                        3520
 CO.             STOCK     013068101    332831       7275      xx         35             3755

AMAZON NOTE      CONV.
 CONV SUB DEB.   CORPORATE                                     xx                      860000
                 BONDS     023135AF3   1427456    1485000      xx         35           625000

AMGEN INC.       COMMON                                        xx                       10290
                 STOCK     031162100   1350478      17125      xx         35             6835

ANALOG DEVICES,  COMMON                                        xx                       10748
 INC.            STOCK     032654105    671773      18728      xx         35             7980

ANHEUSER BUSCH   COMMON
 CO INC.         STOCK     035229103    300720       7000      xx                        7000

APTARGROUP INC.  COMMON                                        xx                        7035
                 STOCK     038336103    620919      11895      xx         35             4860

AUTOMATIC DATA   COMMON                                        xx                        4430
 PROCESSING      STOCK     053015103    350217       7630      xx         35             3200

AVERY DENNISON   COMMON                                        xx                        3350
 CORP.           STOCK     053611109    295695       5350      xx         35             2000

BP PLC ADR.      COMMON                                        xx                       14751
                 STOCK     055622104   1554766      24210      xx         35             9459

BEA SYSTEMS INC. CORPORATE                                     xx                      675000
                 BONDS     073325AD4   1174088    1195000      xx         35           520000

BIOMET INC.      COMMON                                        xx                        8613
                 STOCK     090613100    509164      13923      xx         35             5310

BURLINGTON       COMMON                                        xx                        1986
 RESOURCES INC.  STOCK     122014103    257393       2986      xx         35             1000

CANADIAN
 NATIONAL        COMMON                                        xx                        9129
 RAILWAY CO.     STOCK     136375102   1297918      16226      xx         35             7097

                                                                                         Page 2
                                                                             SEC FILE #
AS OF: DECEMBER 31, 2005                        FORM 13F              BRIAN C. BRODERICK/28-11136
------------------------  --------- --------------------------------- -------------------------
                                                                                     ITEM 8:
                  ITEM 2:                        ITEM 5:    ITEM 6:              VOTING AUTHORITY
                   TITLE   ITEM 3:    ITEM 4:   SHARES OR INVESTMENT             ----------------
    ITEM 1:         OF      CUSIP   FAIR MARKET PRINCIPAL DISCRETION  ITEM 7:    (A)   (B)   (C)
 NAME OF ISSUER    CLASS   NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS   SOLE SHARES NONE
 --------------   ------- --------- ----------- --------- ----------- --------   ---- ------ ----
CHEVRON CORP.     COMMON                                      xx                       7212
                  STOCK   166764100    789784     13912       xx         35            6700

CISCO SYS INC.    COMMON                                      xx                      12942
                  STOCK   17275R102    314871     18392       xx         35            5450

CITIZENS
 COMMUNICATIONS   COMMON
 CO.              STOCK   17453B101    153633     12562       xx                      12562

COCA COLA CO.     COMMON                                      xx                       6200
                  STOCK   191216100    280155      6950       xx         35             750

E I DU PONT DE    COMMON                                      xx                       7567
 NEMOURS & CO.    STOCK   263534109    372598      8767       xx         35            1200

E M C CORP.       COMMON                                      xx                      14799
                  STOCK   268648102    382286     28068       xx         35           13269

EMERSON ELECTRIC  COMMON                                      xx                       6870
 CO.              STOCK   291011104    890424     11920       xx         35            5050

ENCANA CORP.      COMMON                                      xx                      20827
                  STOCK   292505104   1384019     30647       xx         35            9820

EXXON MOBIL CORP. COMMON                                      xx                      41207
                  STOCK   30231G102   2935613     52263       xx         35           11056

GENERAL ELECTRIC  COMMON                                      xx                      37010
 CO.              STOCK   369604103   1644196     46910       xx         35            9900

INTEL CORPORATION COMMON                                      xx                      34456
                  STOCK   458140100   1370828     54921       xx         35           20465

JEFFERSON-PILOT   COMMON                                      xx                       7418
 CORP.            STOCK   475070108    764456     13428       xx         35            6010

JOHNSON & JOHNSON COMMON                                      xx                      24776
                  STOCK   478160104   1914245     31851       xx         35            7075

KIMBERLY CLARK    COMMON                                      xx                       4030
 CORP.            STOCK   494368103    252320      4230       xx         35             200

                                                                                          Page 3
                                                                              SEC FILE #
 AS OF: DECEMBER 31, 2005                        FORM 13F              BRIAN C. BRODERICK/28-11136
 ------------------------  --------- --------------------------------- -------------------------
                                                                                      ITEM 8:
                                                  ITEM 5:    ITEM 6:              VOTING AUTHORITY
                 ITEM 2:    ITEM 3:    ITEM 4:   SHARES OR INVESTMENT             ----------------
   ITEM 1:       TITLE OF    CUSIP   FAIR MARKET PRINCIPAL DISCRETION  ITEM 7:    (A)   (B)   (C)
NAME OF ISSUER    CLASS     NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS   SOLE SHARES NONE
--------------  ---------- --------- ----------- --------- ----------- --------   ---- ------ ----
KOPIN           COMMON                                         xx                      11499
                STOCK      500600101    108600     20299       xx         35            8800

KOSAN
 BIOSCIENCES
 INC.           RESTRICTED 50064W107    266400     60000       xx         35           60000

ELI LILLY & CO. COMMON
                STOCK      532457108    226360      4000       xx                       4000

MCDONALD'S      COMMON
 CORP.          STOCK      580135101    269760      8000       xx                       8000

MERCK & CO INC. COMMON                                         xx                      10373
                STOCK      589331107    611802     19233       xx         35            8860

MICROSOFT CORP. COMMON                                         xx                      11699
                STOCK      594918104    475904     18199       xx         35            6500

MOTOROLA INC.   COMMON
                STOCK      620076109    212346      9400       xx                       9400

NOKIA CORP ADR  COMMON                                         xx                       5599
 A              STOCK      654902204    245202     13399       xx         35            7800

ORACLE CORP.    COMMON                                         xx                       7999
                STOCK      68389X105    164823     13499       xx         35            5500

PEPSICO INC.    COMMON                                         xx                       3650
                STOCK      713448108    407652      6900       xx         35            3250

PFIZER INC.     COMMON                                         xx                      20062
                STOCK      717081103    491166     21062       xx         35            1000

PROCTER &       COMMON                                         xx                      25644
 GAMBLE CO.     STOCK      742718109   2024006     34969       xx         35            9325

SIGMA ALDRICH   COMMON
 CORP.          STOCK      826552101    367082      5800       xx                       5800

J M SMUCKER CO  COMMON                                         xx                       9628
 NEW            STOCK      832696405    717992     16318       xx         35            6690

STATE STREET    COMMON                                         xx                       3177
 CORP.          STOCK      857477103    494691      8923       xx         35            5746

                                                                                           Page 4
                                                                               SEC FILE #
 AS OF: DECEMBER 31, 2005                         FORM 13F              BRIAN C. BRODERICK/28-11136
 ------------------------   --------- --------------------------------- -------------------------
                                                                                       ITEM 8:
                    ITEM 2:                        ITEM 5:    ITEM 6:              VOTING AUTHORITY
                     TITLE   ITEM 3:    ITEM 4:   SHARES OR INVESTMENT             ----------------
     ITEM 1:          OF      CUSIP   FAIR MARKET PRINCIPAL DISCRETION  ITEM 7:    (A)   (B)   (C)
  NAME OF ISSUER     CLASS   NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS   SOLE SHARES NONE
  --------------    ------- --------- ----------- --------- ----------- --------   ---- ------ ----
3 M COMPANY         COMMON                                      xx                      18704
                    STOCK   88579Y101    1875035    24194       xx         35            5490

UNION PACIFIC CORP. COMMON                                      xx                       2254
                    STOCK   907818108     213674     2654       xx         35             400

V F CORP.           COMMON
                    STOCK   918204108     318758     5760       xx                       5760

WACHOVIA CORP 2ND   COMMON
 NEW                STOCK   929903102     422880     8000       xx                       8000

WYETH               COMMON                                      xx                       3050
                    STOCK   983024100     338615     7350       xx         35            4300

TOTAL:                                34,298,960